NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

18. NON-CONTROLLING INTEREST

On April 27, 2018, the Company subsidiary, ReneSola Investment entered into an investment agreement with Jiashan Yaozhuang Modern Service Industry Comprehensive Development Co., Ltd. (“Jiashan Development”) to increase its registered share capital by accepting investment of RMB200 million ($30.9 million). After the Capital Injection, Jiashan Development owns 40.13% of ReneSola Investment. Net proceeds are used for working capital and capital expenditures to develop and deliver solar energy projects.

On December 31, 2019, the Company subsidiary, RPNC Holdings, LLC received contributions from non-controlling interest holders of subsidiaries, Fayetteville RG Solar, LLC with consideration of $13.1 million. Net proceeds are used for capital expenditures to construct solar energy projects.

On September 15, 2021, the Company, ReneSola Ltd, received contributions from selling 49% of certain Company subsidiaries shares to non-controlling interest holders of subsidiaries, Eiffel Energy Transition Fund S.L.P, with consideration of $2.1 million. Net proceeds are used for capital expenditures to construct solar energy projects.